Debt Financing (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended												0 Months Ended		0 Months Ended			9 Months Ended					0 Months Ended		3 Months Ended			9 Months Ended				9 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Feb. 13, 2013 Guesthouse Inn, Ellenton, Florida [Member] room	Jun. 27, 2013 Days Inn, Fredericksburg, Virginia [Member] room	Feb. 13, 2013 Days Inn, Fredericksburg, Virginia [Member] room	May 01, 2013 Masters Inn In Tuscaloosa, Alabama [Member] room	May 23, 2013 Super Eight Pella Iowa [Member] room	May 20, 2013 Masters Inn Savannah Georgia [Member] room	Jun. 24, 2013 Super Eight Columbus Nebraska [Member] room	Jul. 10, 2013 Masters Inn Tampa East Florida [Member] room	Jun. 21, 2013 Masters Inn Charleston South Carolina [Member] room	Apr. 18, 2013 Super Eight, Fort Madison, Iowa [Member] property	Jun. 24, 2013 Masters Inn Columbia South Carolina [Member] room	Aug. 22, 2013 Comfort Inn Louisville Kentucky [Member] room	Jul. 18, 2013 Quality Inn In Minocqua Wisconsin [Member] room	Aug. 22, 2013 Sleep Inn Louisville Kentucky [Member] room	Sep. 12, 2013 Super 8 Jefferson City Missouri [Member] room	Aug. 22, 2013 Comfort And Sleep Inn Louisville Kentucky [Member]	Sep. 30, 2013 Held For Use [Member]	Sep. 30, 2013 First State Bank, Fremont, Nebraska [Member]	Jan. 10, 2013 First State Bank, Fremont, Nebraska [Member] property	Sep. 30, 2013 Elkhorn Valley Bank [Member]	Feb. 21, 2013 Elkhorn Valley Bank [Member]	Feb. 20, 2013 Elkhorn Valley Bank [Member]	Jun. 24, 2013 GE Franchise Finance Commercial LLC [Member]	Mar. 28, 2013 GE Franchise Finance Commercial LLC [Member] property	Dec. 31, 2013 GE Franchise Finance Commercial LLC [Member]	Sep. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Jun. 30, 2013 GE Franchise Finance Commercial LLC [Member]	Sep. 30, 2013 Great Western Bank [Member]	Sep. 30, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2014 Maturity [Member]	Sep. 30, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 26, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 25, 2013 Great Western Bank 06/2015 Maturity [Member]
Debt Instrument [Line Items]
Loans payable to Bank amount																							$ 2,400,000	$ 2,900,000
Number of hotels to secure loan																							4
Maturity date of debt																						Sep. 01, 2016											Jun. 01, 2014			Jun. 01, 2015
Number of hotel rooms					63	156	120	151	40	128	63	117	150	40	112	69	51	63	77
Interest rate of debt																						5.50%			5.50%	6.25%								4.95%	5.95%		5.00%	6.00%
Proceeds from sale of property held for sale					1,260,000	1,800,000	2,050,000	1,700,000	700,000	1,500,000	1,200,000	800,000	1,200,000	1,100,000	1,200,000		1,300,000		1,275,000	4,000,000
Repayments of debt																											5,300,000	5,300,000
Number of properties released																												3
Secured debt		91,342,000	91,342,000	89,509,000
Long term debt, weighted average term to maturity			3 years 4 months 24 days
Long-term debt, weighted average interest rate		5.70%	5.70%
Long-term debt, weighted average fixed rate			5.90%
Long-term debt, weighted average variable rate			3.90%
Principal due in 2013		27,156,000	27,156,000																		904,000
Remainder of 2013		27,156,000	27,156,000																		904,000
Debt Service Coverage Ratio																																128.00%
Line of credit, current available amount																																12,500,000
Line of credit facility, maximum borrowing capacity																																12,500,000
Required Loan To Value		0.75
Loan To Value	0.722	0.722
Minimum requirement of before dividend consolidated fixed charge coverage rate		1.10	1.10																											1.10
Before dividend loan specific fixed charge coverage ratio	1.30																													1.20	1.05
Required Minimum Before Dividend Fixed Charge Coverage Ratio		1.09																											1.30	1.09
Required Minimum After Dividend Fixed Charge Coverage Ratio		0.95																												0.95
Required Debt Service Coverage Ratio																																1.20
Line Of Credit Payment For Waver For Covenant Non Compliance		$ 190,000																												$ 190,000	$ 107,500
After Dividend Fixed Charge Coverage Ratio		0.84																												0.84	0.88